BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—94.8%
COMMON STOCKS—93.2%
Communication Services—6.4%
Activision Blizzard, Inc.	49,871	$3,883,953
Alphabet, Inc., Class A*	4,440	10,102,066
Charter Communications, Inc., Class A*	4,962	2,515,387
Deutsche Telekom AG	217,987	4,485,210
Gray Television, Inc.†	187,078	3,689,178
Live Nation Entertainment, Inc.*	15,876	1,509,014
Meta Platforms, Inc., Class A*†	28,665	5,550,691
Nexstar Media Group, Inc., Class A	60,455	10,592,925
Omnicom Group, Inc.	52,391	3,908,892
T-Mobile US, Inc.*	38,002	5,065,287
		51,302,603
Consumer Discretionary—9.2%
AutoNation, Inc.*	6,145	734,696
AutoZone, Inc.*	2,588	5,330,374
Booking Holdings, Inc.*	2,071	4,646,413
Callaway Golf Co.*†	123,441	2,679,904
Carter's, Inc.	22,468	1,731,159
Dollar General Corp.	23,589	5,197,600
Flutter Entertainment PLC*	33,156	4,076,404
Garmin Ltd.	36,627	3,868,544
GVC Holdings PLC*	208,892	3,857,000
Harley-Davidson, Inc.†	88,506	3,113,641
Hasbro, Inc.	41,665	3,739,434
Kohl's Corp.	13,766	555,045
LKQ Corp.†	67,629	3,475,454
Mohawk Industries, Inc.*	18,514	2,618,990
Ollie's Bargain Outlet Holdings, Inc.*	28,813	1,353,347
Polaris, Inc.	12,081	1,287,231
PVH Corp.	13,372	947,674
Restaurant Brands International, Inc.	60,343	3,168,611
Ross Stores, Inc.	48,010	4,081,810
Sony Group Corp. - SP ADR	9,872	928,659
Stride, Inc.*†	104,000	4,067,440
Tempur Sealy International, Inc.†	91,670	2,417,338
TJX Cos., Inc., (The)	54,187	3,444,668
Ulta Beauty, Inc.*	4,034	1,706,785
Whirlpool Corp.	10,171	1,873,905
Wyndham Hotels & Resorts, Inc.	28,092	2,251,012
Wynn Macau Ltd.*	1,626,600	948,123
		74,101,261
Consumer Staples—4.7%
Altria Group, Inc.	85,742	4,637,785
British American Tobacco PLC - SP ADR†	132,474	5,860,650
Coca-Cola European Partners PLC†	78,699	4,181,278
Keurig Dr Pepper, Inc.†	116,379	4,043,006
Kraft Heinz Co., (The)	120,783	4,569,221
Procter & Gamble Co., (The)	44,165	6,531,120
US Foods Holding Corp.*	104,817	3,471,539
Walmart, Inc.	36,051	4,637,240
		37,931,839
Energy—10.3%
Canadian Natural Resources Ltd.	84,511	5,605,615
Cenovus Energy, Inc.	305,533	7,082,443
ConocoPhillips	48,182	5,413,730
Devon Energy Corp.†	69,975	5,241,127
Diamondback Energy, Inc.†	35,937	5,463,143
Enerplus Corp.	304,378	4,514,473
Halliburton Co.†	192,288	7,787,664
Kosmos Energy Ltd.*†	305,294	2,362,976
Marathon Petroleum Corp.†	66,250	6,743,587
MEG Energy Corp.*	222,416	3,880,872
PDC Energy, Inc.	42,251	3,343,744
Pioneer Natural Resources Co.	21,195	5,890,938
Range Resources Corp.*†	163,959	5,566,408
Schlumberger Ltd.	164,731	7,571,037
TotalEnergies SE - SP ADR†	34,650	2,037,420
Whiting Petroleum Corp.	48,053	4,250,768
		82,755,945
Financials—16.0%
Allstate Corp., (The)†	30,266	4,137,060
American International Group, Inc.†	14,752	865,647
Ameriprise Financial, Inc.†	31,621	8,735,934
Aon PLC, Class A	10,994	3,030,716
Bank of America Corp.†	180,260	6,705,672
Berkshire Hathaway, Inc., Class B*†	12,283	3,881,182
Capital One Financial Corp.	13,581	1,736,467
Charles Schwab Corp., (The)	60,646	4,251,285
Chubb Ltd.	7,283	1,538,825
DBS Group Holdings Ltd.	56,300	1,269,291
Direct Line Insurance Group PLC	1,098,244	3,561,249
Discover Financial Services†	21,535	2,444,007
East West Bancorp, Inc.	88,025	6,473,359
Everest Re Group Ltd.	11,681	3,299,883
Fifth Third Bancorp†	182,786	7,207,252
Goldman Sachs Group, Inc., (The)†	9,664	3,158,678
Hana Financial Group, Inc.	49,504	1,979,828
Huntington Bancshares, Inc.†	529,463	7,348,946
ING Groep NV	128,805	1,456,481
JPMorgan Chase & Co.†	49,544	6,551,203
KeyCorp†	326,373	6,514,405
NatWest Group PLC	821,572	2,365,928
Nordea Bank Abp	288,758	2,939,236
Regions Financial Corp.	116,552	2,574,634
Renaissance Holdings Ltd.	18,821	2,889,400
S&P Global, Inc.	6,865	2,399,180
Sampo Oyj, Class A	58,576	2,649,565
SLM Corp.†	222,533	4,359,422
Synchrony Financial†	30,513	1,130,202
Truist Financial Corp.†	89,307	4,442,130
UBS Group AG	137,668	2,597,795
United Overseas Bank Ltd.	108,500	2,325,134
W R Berkley Corp.	46,585	3,313,591
Wells Fargo & Co.†	200,207	9,163,474
		129,297,061
Health Care—12.8%
Abbott Laboratories†	17,730	2,082,566
AbbVie, Inc.†	65,606	9,668,356
Amedisys, Inc.*	5,867	680,044
AmerisourceBergen Corp.	3,159	488,982
Amgen, Inc.	21,418	5,498,857
Anthem, Inc.†	5,782	2,946,565
AstraZeneca PLC	20,566	2,718,073
Avantor, Inc.*†	109,199	3,498,736
Boston Scientific Corp.*†	49,946	2,048,285
Bristol-Myers Squibb Co.	14,762	1,113,793
Centene Corp.*	45,526	3,707,637
Cigna Corp.†	12,730	3,415,332
CVS Health Corp.†	56,067	5,424,482
Envista Holdings Corp.*	48,191	2,074,141
Euroapi SA*	1,205	17,521
HCA Healthcare, Inc.	23,372	4,917,469
Humana, Inc.	6,245	2,836,666
ICON PLC*	9,717	2,174,567
IQVIA Holdings, Inc.*	10,977	2,362,799
Johnson & Johnson†	26,929	4,834,563
Medtronic PLC	35,297	3,534,995
Merck & Co., Inc.	3,807	350,358
Molina Healthcare, Inc.*	4,276	1,240,981
Novartis AG - SP ADR	14,594	1,327,178
Novo Nordisk A/S, Class B	23,626	2,623,681
Pfizer, Inc.	14,295	758,207
QuidelOrtho Corp.*	1,717	163,198
R1 RCM, Inc.*	43,431	932,464
Sanofi	32,858	3,516,064
Sotera Health Co.*	91,248	1,943,582
Stryker Corp.	9,621	2,256,124
Syneos Health, Inc.*	6,727	497,058
Thermo Fisher Scientific, Inc.	13,800	7,832,466
UCB SA	16,502	1,455,924
UnitedHealth Group, Inc.	18,688	9,283,825
Universal Health Services, Inc., Class B	3,277	408,347
Zimmer Biomet Holdings, Inc.	25,537	3,069,803
		103,703,689
Industrials—10.6%
Advanced Drainage Systems, Inc.	23,584	2,582,684
AGCO Corp.	18,285	2,342,857
Allegion PLC	23,725	2,648,896
Allison Transmission Holdings, Inc.†	21,189	847,772
Altra Industrial Motion Corp.	15,237	597,443
AMETEK, Inc.†	7,586	921,471
ASGN, Inc.*	24,856	2,367,037
Boeing Co., (The)*	5,740	754,236
BWX Technologies, Inc.	50,376	2,579,251
Caterpillar, Inc.	11,340	2,447,739
Clean Harbors, Inc.*	10,249	957,257
Copart, Inc.*	39,618	4,537,450
Curtiss-Wright Corp.	14,335	2,035,283
Deere & Co.	6,664	2,384,246
Dover Corp.†	14,816	1,984,011
Eaton Corp., PLC†	13,209	1,830,767
Expeditors International of Washington, Inc.	19,993	2,176,038
FedEx Corp.	25,129	5,643,471
Ferguson PLC	19,581	2,341,104
Fortive Corp.	37,146	2,294,508
Hexcel Corp.	35,133	2,018,391
Howmet Aerospace, Inc.†	63,132	2,258,232
Landstar System, Inc.	15,575	2,358,522
Leidos Holdings, Inc.†	27,698	2,894,441
Maxar Technologies, Inc.	13,941	416,278
Middleby Corp., (The)*†	11,690	1,770,567
Norfolk Southern Corp.	13,584	3,255,542
nVent Electric PLC	71,114	2,517,436
Otis Worldwide Corp.	22,377	1,664,849
Parker-Hannifin Corp.†	7,306	1,988,474
Resideo Technologies, Inc.*†	87,468	2,065,994
Science Applications International Corp.	56,525	4,892,804
Sensata Technologies Holding PLC	30,700	1,474,521
Teleperformance	4,614	1,531,947
Textron, Inc.	16,637	1,086,230
TransUnion	46,240	4,014,094
Union Pacific Corp.	1,226	269,450
WESCO International, Inc.*	19,790	2,485,228
Westinghouse Air Brake Technologies Corp.	24,015	2,268,457
		85,504,978
Information Technology—12.4%
Amdocs Ltd.†	41,098	3,571,005
Applied Materials, Inc.	33,026	3,873,619
Arrow Electronics, Inc.*†	15,726	1,897,342
Broadcom, Inc.	5,569	3,230,744
Capgemini SA	21,858	4,247,285
Check Point Software Technologies Ltd.*	33,850	4,233,958
Cisco Systems, Inc.†	115,691	5,211,879
Cognizant Technology Solutions Corp., Class A†	69,578	5,197,477
Concentrix Corp.	26,789	4,149,348
Fidelity National Information Services, Inc.	39,403	4,117,613
FleetCor Technologies, Inc.*	24,376	6,064,993
Flex Ltd.*†	221,065	3,773,580
Global Payments, Inc.	30,019	3,933,690
Jabil, Inc.†	74,258	4,568,352
KLA-Tencor Corp.	8,687	3,169,452
Lam Research Corp.	7,104	3,694,293
Microchip Technology, Inc.	49,442	3,591,961
Microsoft Corp.†	23,614	6,419,938
NetApp, Inc.	26,500	1,906,675
NortonLifeLock, Inc.†	147,146	3,581,534
NXP Semiconductors NV	12,531	2,377,883
Oracle Corp.†	34,286	2,465,849
Qorvo, Inc.*	30,370	3,393,847
QUALCOMM, Inc.	33,656	4,820,212
Samsung Electronics Co., Ltd.	33,803	1,838,138
SS&C Technologies Holdings, Inc.†	66,039	4,225,836
Western Digital Corp.*	12,014	729,130
		100,285,633
Materials—7.4%
Avery Dennison Corp.	10,942	1,888,152
Axalta Coating Systems Ltd.*	153,040	4,156,566
Cabot Corp.	28,243	2,135,453
Corteva, Inc.†	102,541	6,421,117
Crown Holdings, Inc.	43,014	4,492,382
DuPont de Nemours, Inc.†	85,237	5,783,331
Ferroglobe PLC*	512,707	3,681,236
FMC Corp.	16,307	1,998,912
Glencore PLC	1,134,725	7,484,153
Linde PLC	6,886	2,235,747
Olin Corp.	60,841	4,002,729
POSCO Holdings, Inc.	23,368	5,431,649
Scotts Miracle-Gro Co., (The)	10,829	1,024,640
Tronox Holdings PLC, Class A	104,145	1,875,652
Valvoline, Inc.†	119,781	4,007,872
West Fraser Timber Co., Ltd.	30,582	2,821,615
		59,441,206
Real Estate—2.3%
Americold Realty Trust, Inc.†	149,800	4,147,962
Essex Property Trust, Inc.	7,802	2,214,598
Host Hotels & Resorts, Inc.†	106,003	2,119,000
Klepierre SA*	43,473	992,375
Lamar Advertising Co., Class A	34,654	3,394,359
Regency Centers Corp.	29,115	1,985,934
Ventas, Inc.	69,958	3,969,417
		18,823,645
Utilities—1.1%
American Electric Power Co., Inc.	29,169	2,976,113
CenterPoint Energy, Inc.	95,158	3,049,814
DTE Energy Co.	21,182	2,811,063
		8,836,990
TOTAL COMMON STOCKS
(Cost $575,899,172)		751,984,850
WARRANTS—0.1%
Energy—0.1%
Vista Energy SAB de CV *	4,959,034	995,309
TOTAL WARRANTS
(Cost $744,008)		995,309

SHORT-TERM INVESTMENTS—1.5%
U.S. Bank Money Market Deposit Account, 0.50%(a)	12,477,819	12,477,819
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,477,819)		12,477,819
TOTAL LONG POSITIONS—94.8%
(Cost $589,120,999)		765,457,978
SECURITIES SOLD SHORT—(31.8%)
COMMON STOCKS—(31.8%)
Communication Services—(1.5%)
Angi, Inc.*	(376,585)	(2,067,452)
Cable One, Inc.	(1,053)	(1,372,164)
Genius Sports Ltd.*	(104,102)	(318,552)
Lions Gate Entertainment Corp., Class A*	(156,525)	(1,601,251)
Madison Square Garden Entertainment Corp., Class A*	(16,508)	(1,119,077)
Pinterest, Inc., Class A*	(120,138)	(2,360,712)
Proximus SADP	(51,184)	(882,722)
ROBLOX Corp., Class A*	(26,010)	(778,740)
Vimeo, Inc.*	(195,387)	(1,697,913)
		(12,198,583)
Consumer Discretionary—(5.7%)
Adient PLC*	(82,351)	(2,914,402)
Chewy, Inc., Class A*	(51,912)	(1,287,418)
Chipotle Mexican Grill, Inc.*	(897)	(1,258,087)
Choice Hotels International, Inc.	(11,762)	(1,504,242)
Dick's Sporting Goods, Inc.	(20,291)	(1,648,238)
DoorDash, Inc., Class A*	(7,967)	(612,742)
Five Below, Inc.*	(12,479)	(1,629,633)
Harvia Oyj*	(10,425)	(370,809)
Huazhu Group Ltd. - ADR	(96,569)	(3,138,492)
Hyatt Hotels Corp., Class A*	(33,105)	(2,926,151)
La-Z-Boy, Inc.	(110,376)	(2,817,899)
Lucid Group, Inc.*	(97,972)	(1,977,075)
Moncler SpA	(25,188)	(1,211,978)
National Vision Holdings, Inc.*	(21,547)	(606,333)
On Holding AG, Class A*	(38,025)	(785,216)
Overstock.com, Inc.*	(27,020)	(837,350)
QuantumScape Corp.*	(202,266)	(2,586,982)
Rakuten Group, Inc.	(282,500)	(1,579,290)
Revolve Group, Inc.*	(39,615)	(1,163,889)
RH*	(3,334)	(967,127)
Shake Shack, Inc., Class A*	(10,009)	(486,938)
Shimano, Inc.	(6,700)	(1,174,506)
Tata Motors Ltd. - SP ADR*	(86,143)	(2,455,075)
Texas Roadhouse, Inc.	(14,935)	(1,164,482)
VF Corp.	(19,131)	(965,350)
Warby Parker, Inc., Class A*	(34,654)	(588,425)
Whitbread PLC*	(44,046)	(1,511,348)
Williams-Sonoma, Inc.	(14,387)	(1,840,385)
Wingstop, Inc.	(6,453)	(514,046)
Xometry, Inc., Class A*	(56,281)	(1,914,117)
Yum China Holdings, Inc.	(27,288)	(1,240,512)
		(45,678,537)
Consumer Staples—(2.3%)
B&G Foods, Inc.	(80,256)	(1,814,588)
Beyond Meat, Inc.*	(56,527)	(1,495,139)
Cal-Maine Foods, Inc.	(50,037)	(2,388,266)
Coca-Cola Bottlers Japan Holdings, Inc.	(195,500)	(2,082,358)
Coty, Inc. Class A*	(327,733)	(2,323,627)
Freshpet, Inc.*	(30,229)	(2,175,581)
Hormel Foods Corp.	(36,523)	(1,777,575)
Kikkoman Corp.	(28,700)	(1,520,013)
Kimberly-Clark Corp.	(15,250)	(2,028,555)
Sprouts Farmers Market, Inc.*	(22,315)	(604,513)
Tattooed Chef, Inc.*	(49,262)	(356,657)
		(18,566,872)
Energy—(0.4%)
Gevo, Inc.*	(414,724)	(1,741,841)
Neste Oyj	(37,168)	(1,707,234)
		(3,449,075)
Financials—(3.9%)
Ashmore Group PLC	(330,293)	(1,029,282)
B Riley Financial, Inc.	(57,049)	(3,100,613)
Credit Suisse Group AG*	(148,632)	(1,041,522)
CVB Financial Corp.	(126,208)	(3,127,434)
Deutsche Bank AG	(36,536)	(409,086)
Federated Hermes, Inc.	(45,391)	(1,541,932)
Goosehead Insurance, Inc., Class A	(13,477)	(697,839)
Hang Seng Bank Ltd.	(201,900)	(3,527,498)
Hargreaves Lansdown PLC	(65,639)	(708,000)
Kinsale Capital Group, Inc.	(11,847)	(2,604,918)
Moody's Corp.	(6,786)	(2,046,454)
SoFi Technologies, Inc.*	(401,628)	(3,004,178)
T Rowe Price Group, Inc.	(13,960)	(1,774,176)
Trupanion, Inc.*	(10,926)	(730,731)
Trustmark Corp.	(38,516)	(1,120,430)
United Bankshares, Inc.	(108,501)	(4,075,298)
WisdomTree Investments, Inc.	(168,365)	(1,001,772)
		(31,541,163)
Health Care—(2.3%)
10X Genomics, Inc., Class A*	(13,549)	(693,573)
Alignment Healthcare, Inc.*	(82,356)	(879,562)
Allogene Therapeutics, Inc.*	(71,985)	(570,841)
Ambu A/S, Class B	(28,450)	(390,120)
Apellis Pharmaceuticals, Inc.*	(19,960)	(827,342)
Ascendis Pharma A/S - ADR*	(8,692)	(734,561)
Cassava Sciences, Inc.*	(16,801)	(514,110)
CureVac NV*	(68,162)	(1,281,446)
Definitive Healthcare Corp.*	(69,863)	(1,365,822)
Exact Sciences Corp.*	(11,247)	(560,213)
Figs, Inc., Class A*	(108,935)	(969,521)
Glaukos Corp.*	(14,082)	(574,968)
Global Blood Therapeutics, Inc.*	(32,332)	(806,360)
GoodRx Holdings, Inc., Class A*	(58,245)	(464,213)
Guardant Health, Inc.*	(12,349)	(506,062)
Idorsia Ltd.*	(47,421)	(788,359)
Intra-Cellular Therapies, Inc.*	(16,985)	(974,939)
Mirati Therapeutics, Inc.*	(16,225)	(635,371)
Oxford Nanopore Technologies PLC*	(152,884)	(620,634)
Phreesia, Inc.*	(23,255)	(421,846)
Progyny, Inc.*	(23,985)	(758,166)
Royalty Pharma PLC, Class A	(23,632)	(972,220)
Teladoc Health, Inc.*	(33,266)	(1,134,038)
Twist Bioscience Corp.*	(14,944)	(508,694)
Verve Therapeutics, Inc.*	(25,432)	(385,549)
		(18,338,530)
Industrials—(6.9%)
AeroVironment, Inc.*	(16,384)	(1,506,673)
AMERCO	(4,712)	(2,308,786)
Ameresco, Inc., Class A*	(39,387)	(2,312,805)
American Airlines Group, Inc.*	(187,869)	(3,357,219)
Atlas Air Worldwide Holdings, Inc.*	(35,998)	(2,509,420)
CAE, Inc.*	(116,247)	(2,903,303)
Chart Industries, Inc.*	(18,434)	(3,242,172)
Dun & Bradstreet Holdings, Inc.*	(117,937)	(2,036,772)
Enerpac Tool Group Corp.	(44,245)	(863,662)
Frontier Group Holdings, Inc.*	(170,981)	(1,838,046)
General Electric Co.	(12,882)	(1,008,532)
Grab Holdings Ltd., Class A*	(552,610)	(1,469,943)
Healthcare Services Group, Inc.	(59,959)	(1,029,496)
InPost SA*	(323,728)	(2,209,566)
Janus International Group, Inc.*	(269,716)	(2,988,453)
Joby Aviation, Inc.*	(388,994)	(2,295,065)
MDU Resources Group, Inc.	(95,324)	(2,609,971)
MSA Safety, Inc.	(16,490)	(2,102,310)
Nordex SE*	(87,592)	(1,040,899)
NTG Nordic Transport Group A/S*	(4,618)	(225,045)
Proto Labs, Inc.*	(37,817)	(1,822,401)
Ryanair Holdings PLC*	(107,122)	(1,640,887)
Techtronic Industries Co., Ltd.	(79,000)	(1,032,011)
Tecnoglass, Inc.	(129,480)	(2,778,641)
Triton International Ltd.	(76,026)	(4,848,178)
United Airlines Holdings, Inc.*	(75,106)	(3,577,299)
		(55,557,555)
Information Technology—(2.9%)
Affirm Holdings, Inc.*	(35,065)	(999,352)
Allegro MicroSystems, Inc.*	(86,423)	(2,225,392)
Appfolio, Inc., Class A*	(19,692)	(1,972,745)
BlackBerry Ltd.*	(287,568)	(1,739,786)
DocuSign, Inc.*	(16,379)	(1,374,362)
Itron, Inc.*	(24,630)	(1,271,154)
Jamf Holding Corp.*	(64,001)	(1,647,386)
Melexis NV	(25,974)	(2,253,572)
NVIDIA Corp.	(5,587)	(1,043,205)
Palantir Technologies, Inc., Class A*	(152,194)	(1,321,044)
Procore Technologies, Inc.*	(38,384)	(1,746,472)
Taiyo Yuden Co., Ltd.	(52,500)	(2,140,255)
Toast, Inc., Class A*	(53,690)	(871,926)
Unity Software, Inc.*	(43,767)	(1,749,367)
WiseTech Global Ltd.	(43,442)	(1,308,200)
		(23,664,218)
Materials—(3.7%)
Allegheny Technologies, Inc.*	(59,003)	(1,622,582)
Antofagasta PLC	(58,370)	(1,089,540)
Aspen Aerogels, Inc.*	(40,704)	(713,134)
Ball Corp.	(13,002)	(921,712)
Cemex SAB de CV - SP ADR*	(619,631)	(2,893,677)
Compass Minerals International, Inc.	(15,909)	(714,791)
Eastman Chemical Co.	(15,743)	(1,734,249)
EMS-Chemie Holding AG	(1,395)	(1,197,490)
Holcim AG*	(38,131)	(1,890,601)
Mitsui Chemicals, Inc.	(63,200)	(1,547,164)
Nippon Paper Industries Co., Ltd.	(300,500)	(2,202,083)
Packaging Corp of America	(5,995)	(942,894)
PureCycle Technologies, Inc.*	(193,097)	(1,649,048)
Ranpak Holdings Corp.*	(64,104)	(798,736)
RPM International, Inc.	(17,586)	(1,549,327)
Siam Cement PCL, (The) - NVDR	(128,000)	(1,389,109)
Southern Copper Corp.	(15,546)	(960,432)
Standard Lithium Ltd.*	(264,403)	(1,538,825)
Sumitomo Osaka Cement Co., Ltd.	(36,600)	(910,132)
Summit Materials, Inc., Class A*	(59,718)	(1,630,899)
UPM-Kymmene Oyj	(63,385)	(2,251,325)
		(30,147,750)
Real Estate—(1.5%)
Compass, Inc., Class A*	(182,746)	(1,070,892)
Howard Hughes Corp., (The)*	(22,789)	(1,917,239)
Rexford Industrial Realty, Inc.	(34,114)	(2,178,861)
SL Green Realty Corp.	(29,993)	(1,852,647)
Unibail-Rodamco-Westfield*	(17,866)	(1,251,889)
WeWork, Inc., Class A*	(503,515)	(3,670,624)
		(11,942,152)
Utilities—(0.7%)
Kyushu Electric Power Co., Inc.	(267,600)	(1,742,710)
Neoen SA	(58,088)	(2,429,198)
Spire, Inc.	(21,736)	(1,701,929)
		(5,873,837)
TOTAL COMMON STOCKS
(Proceeds $(301,069,508))		(256,958,272)
TOTAL SECURITIES SOLD SHORT—(31.8%)
(Proceeds $(301,069,508))		(256,958,272)
OTHER ASSETS IN EXCESS OF LIABILITIES—37.0%		298,776,347
NET ASSETS—100.0%		$807,276,053

LP	Limited Partnership
PLC	Public Limited Company
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
NVDR	Non-Voting Depository Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2022.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference held by the Fund at May 31, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United States
International Game Technology	Goldman Sachs	09/18/2025	0.83%	Monthly	139,404	$2,986,034	$(14,963)
Total Long						2,986,034	(14,963)

Short
Australia
Commonwealth Bank of Australia	Morgan Stanley	09/20/2022	0.31	Monthly	(50,504)	$(3,782,436)	$27,317
Belgium
Umicore SA	Morgan Stanley	09/20/2022	-0.5	Monthly	(45,627)	(2,027,399)	(6,405)
China
Shenzhen Goodix Technology Co., Ltd., Class A	Goldman Sachs	09/16/2025	0.83	Monthly	(153,700)	(1,332,948)	(35,939)
SKSHU Paint Co., Ltd., Class A	HSBC	09/20/2022	0.79	Monthly	(259,000)	(3,626,603)	(403,915)
						(4,959,551)	(439,854)
Germany
Deutsche Bank AG	Morgan Stanley	09/20/2022	-0.5	Monthly	(260,682)	(2,903,214)	(234,604)
Indonesia
Bank Rakyat Indonesia Perser	Citigroup	09/19/2023	0.82	Monthly	(6,939,800)	(2,203,643)	(95,287)
Ireland
Ryanair Holdings PLC	Morgan Stanley	09/20/2022	0.00	Monthly	(44,552)	(684,516)	0
Japan
Nippon Shinyaku Co., Ltd.	Morgan Stanley	09/20/2022	-0.02	Monthly	(14,300)	(885,315)	(55,640)
South Korea
LG Chem Ltd.	Goldman Sachs	09/16/2025	0.83	Monthly	(6,531)	(3,088,130)	(319,893)
Posco Chemical Co., Ltd.	Morgan Stanley	09/20/2022	0.83	Monthly	(29,316)	(3,092,255)	(241,701)
Sillajen, Inc.	Goldman Sachs	09/18/2025	0.83	Monthly	(307,496)	(784,115)	2,121,058
						(6,964,500)	1,559,464
Sweden
Telia Co., AB	Morgan Stanley	09/20/2022	0.19	Monthly	(301,380)	(1,235,029)	27,044
Switzerland
Credit Suisse Group AG	Morgan Stanley	09/20/2022	-0.71	Monthly	(450,840)	(3,163,212)	(16,902)
Vat Group AG	Morgan Stanley	09/20/2022	-0.71	Monthly	(5,587)	(1,655,364)	(10,967)
						(4,818,576)	(27,869)
Taiwan
Advantech Co., Ltd.	Macquarie	09/19/2023	0.08	Monthly	(156,000)	(1,940,258)	(97,362)
AU Optronics Corp.	Goldman Sachs	09/16/2025	0.83	Monthly	(2,377,000)	(1,474,108)	(104,018)
Pan Jit International, Inc.	Goldman Sachs	09/16/2025	0.83	Monthly	(747,000)	(2,156,713)	(91,510)
						(5,571,079)	(292,890)
United Kingdom
Domino's Pizza Group PLC	Morgan Stanley	09/20/2022	0.94	Monthly	(243,286)	(1,031,281)	(29,918)
Whitbread PLC	Morgan Stanley	09/20/2022	0.94	Monthly	(19,667)	(674,823)	(16,523)
						(1,706,104)	(46,441)
United States
Alexandria Real Estate Equities, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(9,688)	(1,607,724)	(3,735)
Appian Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(39,181)	(1,871,676)	166,017
Bank of Hawaii Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(41,383)	(3,289,121)	(78,160)
Blackline, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(28,588)	(2,093,213)	(315,065)
Ceridian HCM Holding, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(35,220)	(1,982,886)	35,515
Commerce Bancshares, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(50,762)	(3,511,715)	(29,442)
Community Bank System, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(52,582)	(3,470,412)	(92,576)
Compass Minerals International, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(17,488)	(785,736)	18,659
Credit Acceptance Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(6,730)	(4,006,436)	112,643
Cullen/Frost Bankers, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(24,359)	(3,044,388)	21,887
Ecolab, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(5,043)	(826,598)	(4,771)
Enerpac Tool Group Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(44,904)	(876,526)	71,085
Extra Space Storage, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(7,994)	(1,424,531)	5,327
First Financial Bankshares, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(82,842)	(3,416,404)	27,010
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	09/20/2022	0.83	Monthly	(15,968)	(1,204,626)	(53,163)
Fulgent Genetics, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(7,877)	(429,375)	17,394
Glacier Bancorp, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(54,362)	(2,631,664)	(106,726)
GoodRx Holdings, Inc., Class A	Morgan Stanley	09/20/2022	0.83	Monthly	(2,464)	(19,638)	1,800
Greif, Inc., Class A	Morgan Stanley	09/20/2022	0.83	Monthly	(27,508)	(1,635,901)	71,494
Guidewire Software, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(24,964)	(1,995,622)	4,539
Hamilton Lane, Inc., Class A	Morgan Stanley	09/20/2022	0.83	Monthly	(32,370)	(2,251,334)	(104,240)
Independent Bank Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(17,176)	(1,430,761)	(69,709)
Lennox International, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(5,308)	(1,108,841)	35,626
Myriad Genetics, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(35,995)	(692,544)	122,861
National Beverage Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(41,363)	(2,052,846)	(7,151)
Novanta, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(18,382)	(2,260,251)	67,801
Okta, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(10,872)	(902,920)	48,312
Papa John's International, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(13,522)	(1,190,071)	(93,949)
Rite Aid Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(46,394)	(258,415)	22,774
RLI Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(25,586)	(3,098,976)	(36,147)
Westamerica Bancorporation	Morgan Stanley	09/20/2022	0.83	Monthly	(54,481)	(3,280,301)	(122,123)
Wolfspeed, Inc.	Morgan Stanley	09/20/2022	0.83	Monthly	(23,018)	(1,731,644)	(2,267)
						(60,383,096)	(268,480)
Total Short						(98,124,458)	146,355
Net unrealized gain/(loss) on Contracts For Difference							$131,392

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT RESEARCH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Research Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$51,302,603	$46,817,393	$4,485,210	$-
Consumer Discretionary	74,101,261	65,219,734	8,881,527	-
Consumer Staples	37,931,839	37,931,839	-	-
Energy	82,755,945	82,755,945	-	-
Financials	129,297,061	110,750,349	18,546,712	-
Health Care	103,703,689	93,389,947	10,313,742	-
Industrials	85,504,978	83,973,031	1,531,947	-
Information Technology	100,285,633	94,200,210	6,085,423	-
Materials	59,441,206	46,525,404	12,915,802	-
Real Estate	18,823,645	17,831,270	992,375	-
Utilities	8,836,990	8,836,990	-	-
Warrants	995,309	995,309	-	-
Short-Term Investments	12,477,819	12,477,819	-	-
Contracts For Difference
Equity Contracts	3,026,163	905,105	- *	2,121,058
Total Assets	$768,484,141	$702,610,345	$63,752,738	$2,121,058

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Communication Services	$(12,198,583)	$(11,315,861)	$(882,722)	$-
Consumer Discretionary	(45,678,537)	(40,201,415)	(5,477,122)	-
Consumer Staples	(18,566,872)	(14,964,501)	(3,602,371)	-
Energy	(3,449,075)	(1,741,841)	(1,707,234)	-
Financials	(31,541,163)	(24,825,775)	(6,715,388)	-
Health Care	(18,338,530)	(16,539,417)	(1,799,113)	-
Industrials	(55,557,555)	(49,634,192)	(5,923,363)	-
Information Technology	(23,664,218)	(17,962,191)	(5,702,027)	-
Materials	(30,147,750)	(17,670,306)	(12,477,444)	-
Real Estate	(11,942,152)	(10,690,263)	(1,251,889)	-
Utilities	(5,873,837)	(1,701,929)	(4,171,908)	-
Contracts For Difference
Equity Contracts	(2,894,771)	(2,894,771)	-	-
Total Liabilities	$(259,853,043)	$(210,142,462)	$(49,710,581)	$-

* Value equals 0 as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.